Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Summary of Goodwill and Intangible Assets

	Internal development costs and patents	Acquired intangible assets	Total	Goodwill	Total
	(in € millions)
Cost
At January 1, 2022	64	105	169	894	1,063
Additions	5	—	5	—	5
Acquisition, business combination (Note 5)	—	82	82	221	303
Exchange differences	—	6	6	53	59
At December 31, 2022	69	193	262	1,168	1,430
Additions	8	—	8	—	8
Write-off of fully amortized intangible assets	(8)	(21)	(29)	—	(29)
Exchange differences	(1)	(4)	(5)	(31)	(36)
At December 31, 2023	68	168	236	1,137	1,373
Accumulated amortization
At January 1, 2022	(33)	(47)	(80)	—	(80)
Amortization charge	(17)	(36)	(53)	—	(53)
Exchange differences	—	(2)	(2)	—	(2)
At December 31, 2022	(50)	(85)	(135)	—	(135)
Amortization charge	(12)	(36)	(48)	—	(48)
Write-off of fully amortized intangible assets	8	21	29	—	29
Exchange differences	(1)	3	2	—	2
At December 31, 2023	(55)	(97)	(152)	—	(152)
Cost, net accumulated amortization
At December 31, 2022	19	108	127	1,168	1,295
At December 31, 2023	13	71	84	1,137	1,221

Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments	The carrying amount of goodwill allocated to each of the operating segments is as follows:

	Premium	Ad-Supported	Premium	Ad-Supported
	2023	2023	2022	2022
	(in € millions)
Goodwill	269	868	274	894